Consulting Fees (Tables)	12 Months Ended
Mar. 31, 2019
Consulting Fees [Abstract]
Schedule of consulting fees
	2019	2018	2017
Year ended March 31,	in 000'$	in 000'$	in 000'$
Cash fee to management and others	$476	$206	$226
Shares and vested Options issued to key management and directors	755	941	1,572
Shares and vested Options issued to others	390	188	125
	$1,621	$1,335	$1,923